Note 4 - Unproved Mineral Properties (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013
Unproved Mineral Properties [Abstract]
Schedule of Unproved Mineral Properties [Table Text Block]
Mineral Claims	Balance, January 31, 2013	Additions / Payments	Property Taxes Paid / Accrued	Impairment(4)	Balance, April 30, 2013
Farellon Project
Farellon Alto 1-8(1)	$580,234	$-	$4,710	$(4,838)	$580,106
Cecil	54,076	-	1,938	(8,032)	47,982
	634,310	-	6,648	(12,870)	628,088
Perth Project
Perth(3)	75,346	(37,500)	21,153	-	58,999

Mateo Project
Margarita	19,099	-	476	-	19,575
Che (2)	25,079	-	646	-	25,725
Irene	48,142	-	510	-	48,652
Mateo	50,635	-	16,758	-	67,393
	142,955	-	18,390	-	161,345

Generative Claims	-	6,000	-	(6,000)	-

Total Costs	$852,611	$(31,500)	$46,191	$(18,870)	$848,432

Mineral Claims	Balance, January 31, 2012	Additions	Property Taxes Paid / Accrued	Impairment	Balance, January 31, 2013
Farellon Project
Farellon Alto 1-8(1)	$552,976	$13,142	$14,116	$-	$580,234
Cecil	41,746	-	12,330	-	54,076
	594,722	13,142	26,446	-	634,310
Perth Project
Perth	19,371	20,031	35,944	-	75,346

Mateo Project
Margarita	18,195	-	904	-	19,099
Che (2)	23,895	-	1,184	-	25,079
Irene	47,174	-	968	-	48,142
Mateo	33,065	15,634	1,936	-	50,635
	122,329	15,634	4,992	-	142,955
Veta Negra Project(3)
Veta Negra	18,480	9,247	10,129	(37,856)	-
Pibe	40,000	-	3,377	(43,377)	-
	58,480	9,247	13,506	(81,233)	-

Generative Claims	1,926	-	-	(1,926)	-

Total Costs	$796,828	$58,054	$80,888	(83,159)	$852,611

Schedule of Payments Required to Maintain the Option and Acquire the Property [Table Text Block]
Date	Option Payments	Exploration Expenditures
April 30, 2013 (paid)	$37,500	$-
October 30, 2013	37,500	-
April 30, 2014	50,000	500,000
October 30, 2014	50,000	-
April 30, 2015	100,000	1,000,000
October 30, 2015	100,000	-
April 30, 2016	125,000	1,000,000
October 30, 2016	250,000	-
April 30, 2017	250,000	1,000,000
Total	$1,000,000	$3,500,000